Performance Management	May 01, 2026
Impax Large Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart below presents the calendar year total returns for Institutional Class shares of the Large Cap Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Large Cap Fund by showing changes in the Large Cap Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart is intended to provide some indication of the risk of investing in the Large Cap Fund by showing changes in the Large Cap Fund’s performance from year to year.
Bar Chart [Heading]	Institutional Class
Bar Chart Closing [Text Block]
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2020, 20.09%
Worst quarter: 1st quarter 2020, -18.27%

Performance Table Heading	Periods ended December 31, 2025
Performance Table Narrative

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Large Cap Fund. The performance table is intended to provide some indication of the risks of investment in the Large Cap Fund by showing how the Large Cap Fund’s average annual total returns compare with the returns of a broad-based securities market index over a one-year, five-year and since inception period. After-tax performance is presented only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Table Uses Highest Federal Rate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares may vary.
Performance Availability Website Address [Text]	www.impaxam.com
Performance Availability Phone [Text]	800.767.1729
Impax Large Cap Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	20.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(18.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Impax Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart below presents the calendar year total returns for Investor Class shares of the Small Cap Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Small Cap Fund by showing changes in the Small Cap Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart is intended to provide some indication of the risk of investing in the Small Cap Fund by showing changes in the Small Cap Fund’s performance from year to year.
Bar Chart [Heading]	Investor Class
Bar Chart Closing [Text Block]
For the periods shown in the bar chart:	Best quarter: 4th quarter 2020, 28.50%
Worst quarter: 1st quarter 2020, -29.24%

Performance Table Heading	Periods ended December 31, 2025
Performance Table Narrative

Average Annual Total Returns The performance table below presents the average annual total returns for Investor Class, Class A and Institutional Class shares of the Small Cap Fund. The performance table is intended to provide some indication of the risks of investment in the Small Cap Fund by showing how the Small Cap Fund’s average annual total returns compare with the returns of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Investor Class shares of the Fund. After-tax returns for Class A and Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Table Uses Highest Federal Rate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Investor Class shares of the Fund. After-tax returns for Class A and Institutional Class shares may vary.
Performance Availability Website Address [Text]	www.impaxam.com
Performance Availability Phone [Text]	800.767.1729
Impax Small Cap Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	28.50%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(29.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Impax US Sustainable Economy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Prior to March 31, 2021, Impax US Sustainable Economy Fund was known as Pax ESG Beta Quality Fund and the strategy of the Fund differed from its current strategy. Accordingly, performance of the Fund for periods prior to March 31, 2021 may not be representative of the performance the Fund would have achieved had the Fund been following its current strategy.

The bar chart below presents the calendar year total returns for Investor Class shares of the US Sustainable Economy Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the US Sustainable Economy Fund by showing changes in the US Sustainable Economy Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart is intended to provide some indication of the risk of investing in the US Sustainable Economy Fund by showing changes in the US Sustainable Economy Fund’s performance from year to year.
Bar Chart [Heading]	Investor Class
Bar Chart Closing [Text Block]
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2020, 19.29%
Worst quarter: 1st quarter 2020, -20.55%

Performance Table Heading	Periods ended December 31, 2025
Performance Table Narrative

Average Annual Total Returns The performance table below presents the average annual total returns for Investor Class, Class A and Institutional Class shares of the US Sustainable Economy Fund. The performance table is intended to provide some indication of the risks of investment in the US Sustainable Economy Fund by showing how the US Sustainable Economy Fund’s average annual total returns compare with the returns of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Investor Class Shares of the Fund. After-tax returns for Class A and Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Table Uses Highest Federal Rate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Investor Class Shares of the Fund. After-tax returns for Class A and Institutional Class shares may vary.
Performance Availability Website Address [Text]	www.impaxam.com
Performance Availability Phone [Text]	800.767.1729
Impax US Sustainable Economy Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	19.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(20.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Impax Global Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart below presents the calendar year total returns for Institutional Class shares of the Global Opportunities Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Opportunities Fund by showing changes in the Global Opportunities Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart is intended to provide some indication of the risk of investing in the Global Opportunities Fund by showing changes in the Global Opportunities Fund’s performance from year to year.
Bar Chart [Heading]	Institutional Class
Bar Chart Closing [Text Block]
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2020, 19.57%
Worst quarter: 1st quarter 2020, -18.11%

Performance Table Heading	Periods ended December 31, 2025
Performance Table Narrative

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Global Opportunities Fund. The performance table is intended to provide some indication of the risks of investment in the Global Opportunities Fund by showing how the Global Opportunities Fund’s average annual total returns compare with the returns of a broad-based securities market index over a one-year, five-year and since inception period. After-tax performance is presented only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Table Uses Highest Federal Rate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares may vary.
Performance Availability Website Address [Text]	www.impaxam.com
Performance Availability Phone [Text]	800.767.1729
Impax Global Opportunities Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	19.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(18.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Impax Global Environmental Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart below presents the calendar year total returns for Investor Class shares of the Global Environmental Markets Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Environmental Markets Fund by showing changes in the Global Environmental Markets Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart is intended to provide some indication of the risk of investing in the Global Environmental Markets Fund by showing changes in the Global Environmental Markets Fund’s performance from year to year.
Bar Chart [Heading]	Investor Class
Bar Chart Closing [Text Block]
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2020, 21.90%
Worst quarter: 1st quarter 2020, -21.54%

Performance Table Heading	Periods ended December 31, 2025
Performance Table Narrative

Average Annual Total Returns The performance table below presents the average annual total returns for Investor Class, Class A and Institutional Class shares of the Global Environmental Markets Fund. The performance table is intended to provide some indication of the risks of investment in the Global Environmental Markets Fund by showing how the Global Environmental Markets Fund’s average annual total returns compare with the returns of a broad-based securities market index over a one-year, five-year and ten-year period. After-tax performance is presented only for Investor Class shares of the Fund. After-tax returns for Class A and Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Table Uses Highest Federal Rate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Investor Class shares of the Fund. After-tax returns for Class A and Institutional Class shares may vary.
Performance Availability Website Address [Text]	www.impaxam.com
Performance Availability Phone [Text]	800.767.1729
Impax Global Environmental Markets Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	21.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(21.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Impax International Sustainable Economy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Prior to March 31, 2021, Impax International Sustainable Economy Fund was known as Pax MSCI EAFE ESG Leaders Index Fund (the “EAFE ESG Index Fund”) and the strategy of the Fund differed from its current strategy. Accordingly, performance of the Fund for periods prior to March 31, 2021 may not be representative of the performance the Fund would have achieved had the Fund been following its current strategy.

The bar chart below presents the calendar year total returns for Institutional Class shares of the International Sustainable Economy Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the International Sustainable Economy Fund by showing changes in the International Sustainable Economy Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart is intended to provide some indication of the risk of investing in the International Sustainable Economy Fund by showing changes in the International Sustainable Economy Fund’s performance from year to year.
Bar Chart [Heading]	Institutional Class
Bar Chart Closing [Text Block]
For the periods shown in the bar chart:	Best quarter: 4th quarter 2022, 17.98%
Worst quarter: 1st quarter 2020, -21.20%

Performance Table Heading	Periods ended December 31, 2025
Performance Table Narrative

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Fund. The performance table is intended to provide some indication of the risk of investing in the Fund by showing how the Fund’s average annual total returns compare with the returns of a broad-based securities market index over a one-year, five-year and ten-year period. After-tax performance is presented only for Institutional Class Shares of the Fund. After-tax returns for Investor Class shares would be lower. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold shares of the Fund through tax-advantaged arrangements (such as 401(k) plans or individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Table Uses Highest Federal Rate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns may not be relevant to investors who hold shares of the Fund through tax-advantaged arrangements (such as 401(k) plans or individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Institutional Class Shares of the Fund. After-tax returns for Investor Class shares would be lower.
Performance Availability Website Address [Text]	www.impaxam.com
Performance Availability Phone [Text]	800.767.1729
Impax International Sustainable Economy Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	17.98%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(21.20%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Impax Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart below presents the calendar year total returns for Institutional Class shares of the Core Bond Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Core Bond Fund by showing changes in the Core Bond Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart is intended to provide some indication of the risk of investing in the Core Bond Fund by showing changes in the Core Bond Fund’s performance from year to year.
Bar Chart [Heading]	Institutional Class
Bar Chart Closing [Text Block]
For the periods shown in the bar chart:	Best quarter: 4th quarter 2023, 6.52%
Worst quarter: 1st quarter 2022, -5.73%

Performance Table Heading	Periods ended December 31, 2025
Performance Table Narrative

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Core Bond Fund. The performance table is intended to provide some indication of the risks of investment in the Core Bond Fund by showing how the Core Bond Fund’s average annual total returns compare with the returns of a broad-based securities market index over a one-year, five-year and since inception period. After-tax performance is presented only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Table Uses Highest Federal Rate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares may vary.
Performance Availability Website Address [Text]	www.impaxam.com
Performance Availability Phone [Text]	800.767.1729
Impax Core Bond Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	6.52%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(5.73%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Impax High Yield Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart below presents the calendar year total returns for Investor Class shares of the High Yield Bond Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the High Yield Bond Fund by showing changes in the High Yield Bond Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart is intended to provide some indication of the risk of investing in the High Yield Bond Fund by showing changes in the High Yield Bond Fund’s performance from year to year.
Bar Chart [Heading]	Investor Class
Bar Chart Closing [Text Block]
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2020, 8.66%
Worst quarter: 2nd quarter 2022, -10.70%

Performance Table Heading	Periods ended December 31, 2025
Performance Table Narrative

Average Annual Total Returns The performance table below presents the average annual total returns for Investor Class, Class A and Institutional Class shares of the High Yield Bond Fund. The performance table is intended to provide some indication of the risks of investment in the High Yield Bond Fund by showing how the High Yield Bond Fund’s average annual total returns compare with the returns of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Investor Class shares for the Fund. After-tax returns for Class A and Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Table Uses Highest Federal Rate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Investor Class shares for the Fund. After-tax returns for Class A and Institutional Class shares may vary.
Performance Availability Website Address [Text]	www.impaxam.com
Performance Availability Phone [Text]	800.767.1729
Impax High Yield Bond Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	8.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(10.70%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Impax Sustainable Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart below presents the calendar year total returns for Investor Class shares of the Sustainable Allocation Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Sustainable Allocation Fund by showing changes in the Sustainable Allocation Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart is intended to provide some indication of the risk of investing in the Sustainable Allocation Fund by showing changes in the Sustainable Allocation Fund’s performance from year to year.
Bar Chart [Heading]	Investor Class
Bar Chart Closing [Text Block]
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2020, 12.96%
Worst quarter: 1st quarter 2020, -10.79%

Performance Table Heading	Periods ended December 31, 2025
Performance Table Narrative

Average Annual Total Returns The performance table below presents the average annual total returns for Investor Class and Institutional Class shares of the Sustainable Allocation Fund. The performance table is intended to provide some indication of the risks of investment in the Sustainable Allocation Fund by showing how the Sustainable Allocation Fund’s average annual total returns compare with the returns of a broad-based securities market index, a performance average of other similar mutual funds, and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Table Uses Highest Federal Rate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares may vary.
Performance Availability Website Address [Text]	www.impaxam.com
Performance Availability Phone [Text]	800.767.1729
Impax Sustainable Allocation Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	12.96%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(10.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020